SCHEDULE OF STOCK OPTION OUTSTANDING AND EXERCISABLE (Details)	9 Months Ended
	Sep. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.17	$ 0.14	$ 0.13
Options, outstanding	10,350,000	8,635,000	7,880,052
Options, exercisable	8,466,250	6,216,250
Option 1 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.075
Options, expiry date	Jan. 24, 2024
Options, outstanding	140,000
Options, exercisable	140,000
Option 2 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.06
Options, expiry date	Apr. 01, 2024
Options, outstanding	140,000
Options, exercisable	140,000
Option 3 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.05
Options, expiry date	Oct. 15, 2024
Options, outstanding	1,470,000
Options, exercisable	1,470,000
Option 4 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.08
Options, expiry date	Nov. 18, 2025
Options, outstanding	500,000
Options, exercisable	500,000
Option 5 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.08
Options, expiry date	Dec. 08, 2025
Options, outstanding	710,000
Options, exercisable	710,000
Option 6 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.19
Options, expiry date	Jan. 28, 2026
Options, outstanding	150,000
Options, exercisable	150,000
Option 7 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.25
Options, expiry date	Mar. 22, 2026
Options, outstanding	1,800,000
Options, exercisable	1,800,000
Option 8 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.15
Options, expiry date	Aug. 10, 2027
Options, outstanding	2,675,000
Options, exercisable	2,675,000
Option 9 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.15
Options, expiry date	Aug. 12, 2027
Options, outstanding	100,000
Options, exercisable	100,000
Option 10 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.16
Options, expiry date	Oct. 12, 2027
Options, outstanding	300,000
Options, exercisable	225,000
Option 11 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.28
Options, expiry date	May 14, 2028
Options, outstanding	1,825,000
Options, exercisable	456,250
Option 12 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.20
Options, expiry date	Jun. 21, 2028
Options, outstanding	400,000
Options, exercisable	100,000
Option 13 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.20
Options, expiry date	Sep. 15, 2028
Options, outstanding	140,000
Options, exercisable